(LOSS)/EARNINGS PER SHARE - Summary of Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of shares used in basic EPS calculation (in shares)	1,076	1,077	1,072
Dilutive share options outstanding (in shares)	0	0	1
Other potentially issuable shares (in shares)	0	20	21
Weighted average number of shares used in diluted EPS calculation (in shares)	1,076	1,097	1,094